EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2020	12/31/2019	12/31/2018
Income attributable to shareholders of the group	3,499,882	(2,929,201)	(6,341,497)
Weighted average of ordinary shares (thousands)	456,722	456,722	456,722
Income per share	7.66	(6.41)	(13.88)